DISAGGREGATION OF REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DISAGGREGATION OF REVENUE
Schedule of Revenue Disaggregation
Country	June 30, 2024	June 30, 2023
Croatia	$(80)	-
Cyprus	50,208	35,333
Bulgaria	13,690	-
Greece	12,912,561	11,582,138
USA	-	294
UK	230,338	745,664
Total	$13,206,717	$12,363,429
Country	June 30, 2024	June 30, 2023
Croatia	$19,263	-
Cyprus	72,545	68,648
Bulgaria	18,342	-
Greece	27,138,133	23,496,370
USA	-	294
UK	542,907	1,147,894
Total	$27,791,190	$24,713,206

Country	2023	2022
Croatia	$26,985	$38,596
Cyprus	180,404	92,685
Bulgaria	210,033	-
Ireland	1,636	-
Greece	50,526,307	49,812,839
United States	504	-
Cayman Islands	12,632	-
UK	2,418,373	403,532
Total	$53,376,874	$50,347,652